Property, Plant and Equipment - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 60	$ 363	$ 363